OPERATING LEASES AND COMMITMENTS (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Leases And Commitments Details 1Abstract
Beginning balance	$ 405
Repayments of lease liability	(277)
Other	19
Ending balance	147
Lease liability due within one year	144
Lease liability long term	$ 3